PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Combined carrying amounts of goodwill allocated to each cash-generating unit (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assumptions
Risk-free fee (T-Note 10y) (as a percent)	3.76%
Market risk premium (as a percent)	4.00%
BR
Assumptions
Inflation (as a percent)	3.81%
Country risk premium (as a percent)	3.34%
Tax rate (as a percent)	34.00%
US
Assumptions
Inflation (as a percent)	2.18%
UK
Assumptions
Inflation (as a percent)	1.90%
Country risk premium (as a percent)	0.80%
Tax rate (as a percent)	25.00%
ARG
Assumptions
Country risk premium (as a percent)	16.01%
Tax rate (as a percent)	35.00%
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	R$ 1,585,021	R$ 1,391,974
Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	186,869	146,279
UGC Moove [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,447,300	1,254,253
UGC Moove [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	186,869	146,279
UGC Compass [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	100,192	100,192
UGC Compass [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Rumo [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	37,529	37,529
UGC Rumo [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets